Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2021
Derivatives and hedge accounting
Schedule of derivatives

Derivatives by categories

	December 31, 2021			December 31, 2020
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,192	9,464	361,160	3,846	11,774	323,664
Currency-related contracts	5,218	3,518	157,362	3,249	11,236	153,838
Equity-related contracts	2	895	9,801	457	620	15,598
Contracts related to commodities, credit risk, etc.	7	852	3,521	11	1,765	7,513
Total derivatives	8,419	14,729	531,844	7,563	25,395	500,613

of which derivatives used for economic hedges,	December 31, 2021			December 31, 2020
accounted for as held-for-trading under IFRS 9	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,936	7,361	149,875	2,357	12,226	132,228
Currency-related contracts	3,819	2,077	126,460	1,423	10,310	132,029
Equity-related contracts	2	895	9,801	457	620	15,598
Contracts related to commodities, credit risk, etc.	7	852	3,521	11	1,765	7,513
Total derivatives	5,764	11,185	289,657	4,248	24,921	287,368

	December 31, 2021			December 31, 2020
of which derivatives in fair-value hedges	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,256	2,104	211,285	1,489	-453	191,435
Currency-related contracts	1,399	1,440	30,902	1,826	927	21,810
Total derivatives	2,655	3,544	242,187	3,315	474	213,245
1	The nominal amount of the instruments directly affected by the IBOR reform amounts to Skr 105,440 million (year-end 2020: Skr 55,094 million).

Maturity analysis of the nominal amounts[1] of hedging instruments

	December 31, 2021
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	57	229	942	12,070	7,340
Hedge of fixed rate liabilities	12,650	12,650	29,739	131,655	5,306
Currency-related contracts
Hedge of fixed rate assets	97	205	1,577	2,976	233
Hedge of fixed rate liabilities	16	1,010	5,917	15,669	2,590

	December 31, 2020
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	4	17	146	7,042	11,089
Hedge of fixed rate liabilities	—	9,809	34,739	126,023	2,607
Currency-related contracts
Hedge of fixed rate assets	41	61	427	3,240	633
Hedge of fixed rate liabilities	—	425	1,920	11,066	4,491
1	Nominal amounts before set-off.

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

	December 31, 2021		December 31, 2020
Assets		Fair -value hedge		Fair -value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	11,035	278	9,778	598
Loans to credit institutions	1,019	-23	969	4
Loans to the public	14,869	527	13,032	1,044
Total	26,923	782	23,779	1,646

	December 31, 2021		December 31, 2020
Liabilities		Fair -value hedge		Fair -value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	216,242	1,183	195,460	5,454
Total	216,242	1,183	195,460	5,454

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2021	Dec 31, 2020
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	10,059	9,912
Amounts offset in the Statement of Financial Position	-1,640	-2,349
Net amounts of financial assets-presented in the Statement of -Financial Position	8,419	7,563
Amounts subject to an enforceable master netting arrangement or -similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,262	-2,354
Cash collateral received	-3,500	-2,502
Net amount	1,657	2,707

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2021	Dec 31, 2020
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	16,369	27,744
Amounts offset in the Statement of Financial Position	-1,640	-2,349
Net amounts of financial liabilities presented in the Statement of Financial Position	14,729	25,395
Amounts subject to an enforceable master netting arrangement or -similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,262	-2,354
Cash collateral paid	-9,528	-20,172
Net amount	1,939	2,869